Class A Common Stock Subject to Possible Redemption (Details) - Schedule of class A common stock subject to possible redemption reflected on the balance sheet is reconciled - FS DEVELOPMENT CORP. II	9 Months Ended
Sep. 30, 2021 USD ($) shares
Schedule of class A common stock subject to possible redemption reflected on the balance sheet is reconciled [Abstract]
Gross proceeds from Initial Public Offering | $	$ 201,250,000
Less
Offering costs allocated to Class A common stock subject to possible redemption | shares	(11,455,480)
Plus
Accretion of carrying value to redemption value | shares	11,455,480
Class A common stock subject to possible redemption | $	$ 201,250,000